Summary of Significant Accounting Policies (Revenue Recognition, Contract Balances) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Allowance for doubtful accounts and authorized credits	$ 16,211	$ 15,085	$ 4,871	$ 4,274
Amount of revenue recognized that included in receipts in advance and deferred revenue	$ 110,200